Stockholders' Deficit - Schedule of Options Outstanding (Details) (10-K) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Exercise Price	$ 0.115	$ 0.115
Options Outstanding
Options Exercisable	26,802,500	22,267,800
Weighted Average Remaining Contractual Life	19 years 10 months 14 days	22 years 7 months 6 days